Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of other liabilities

	As of March 31,
	2024	2023
Accrued compensation and related benefits	$3,777	$2,764
Finance lease obligations, non-current	162	235
Other	9	9
Other liabilities	$3,948	$3,008

Schedule of income taxes majorly pertains

	Year Ended March 31,
	2024	2023
United States	$(309)	$267
India	3,095	2,508
Cayman Islands	13,330	-
UAE	(25)	-
Singapore	2,957	(64)
Mexico	79	55
Total	$19,127	$2,766

Schedule of provision for income taxes

	Year Ended March 31,
	2024	2023
Current tax provision	$2,589	$1,221
Deferred tax benefit	(718)	(161)
Provision for Income Taxes	$1,871	$1,060

Schedule of income tax expense

	Year Ended March 31,
	2024	2023
Income from operations	$1,871	$1,060
Other comprehensive income
Defined benefit plan	4	(39)
Total	$1,875	$1,021

Schedule of income tax rate

	Year Ended March 31,
	2024	2023
Income before income tax expense	$19,127	$2,766

Income tax expense at tax rates applicable to the Company (i.e., 17%)	-	470

Increase (decrease) in income taxes resulting from:
Non-deductible expenses	383	241
Non-taxable income	-	-
Reversal of deferred tax asset / liability	7	36
Valuation allowance	-	36
Tax of earlier year	221	9
True up /down	78	89
Loss / (income) taxed at different tax rate	2	(3)
Adjustments for change in rates due to different tax jurisdiction	1,254	223
Set off against brought forward losses	(60)	(60)
GILTI inclusion	42	27
Others	(56)	(8)
Provision for income tax	$1,871	$1,060
Effective tax rate	9.78%	38.33%

Schedule of deferred taxes

	As of March 31,
	2024				2023
	India	Singapore	USA	Mexico	India	Singapore	USA	Mexico
Deferred tax assets:
Property and equipment	271	-	-	1	231	-	-	-
Gratuity	479	-	-	-	341	-	-	-
Deferred rent liability	-	-	-	-	-	-	-	-
Compensated absences	660	-	-	-	481	-	-	-
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961	-	-	-	-	12	-	-	-
Net operating losses	30	-	-	-	34	35	-	-
Finance lease	-	-	-	-	137	-	-	-
Intangible assets under development	4	-	-	-	4	-	-	-
Provision for expenses	288	61	37	90	122	-	-	-
Operating lease liabilities	1,879	-	-	-	1,487	-	-	-
Others	76	-	-	-	15	-	-	-
Deferred tax asset before valuation allowance	3,687	61	37	91	2,864	35	-	-
Valuation Allowance	-	-	-	-	(158)	(35)	-	-
Deferred tax asset, net of valuation allowance	3,687	61	37	91	2,706	-	-	-

	As of March 31,
	2024				2023
	India	Singapore	USA	Mexico	India	Singapore	USA	Mexico
Deferred tax liabilities:
Investments	(139)	-	-	-	(136)	-	-	-
Property and equipment	-	-	(3)	-	(29)	-	(2)	-
Operating right-of-use assets	(1,784)	-	-	-	(1,416)	-	-	-
Others	(33)	-	-	(76)	(54)	-	-	-
Deferred tax liability	(1,956)	-	(3)	(76)	(1,635)	-	(2)	-
Net deferred tax asset (liability)	1,731	61	34	15	1,071	-	(2)	-

Components of deferred taxes

	As of March 31,
Classified as	2024	2023
Deferred tax assets non-current	$1,933	$1,237
Deferred tax liabilities non-current	92	168
	$1,841	$1,069